Financial Instruments and Fair Value Disclosures (Schedule of other fair value measurements (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 14, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in equity securities	$ 20,729		$ 0
Equity method investments	15,769		506
Warrant liability	6,332	$ 7,914
Recurring fair value measurements [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in equity securities	20,729
Investment in related party	8,315
Interest rate swap, asset	129
Total fair value measurements	29,173
Interest rate swap, liability	568
Warrant liability	6,332
Total recurring fair value measurements	6,900
Recurring fair value measurements [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in equity securities	20,729
Investment in related party	8,138
Total fair value measurements	28,867
Warrant liability	6,332
Total recurring fair value measurements	6,332
Recurring fair value measurements [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap, asset	129
Total fair value measurements	129
Interest rate swap, liability	568
Total recurring fair value measurements	568
Recurring fair value measurements [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in related party	177
Total fair value measurements	177
Non recurring fair value measurements [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity method investments	4,519
Long-lived assets held for use			67,909
Total fair value measurements	12,328
Non recurring fair value measurements [Member] | Long Lived Assets Held For Use
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets held for use	7,809		67,909
Non recurring fair value measurements [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets held for use			67,909
Total fair value measurements	7,809
Non recurring fair value measurements [Member] | Level 1 [Member] | Long Lived Assets Held For Use
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets held for use	7,809		$ 67,909
Non recurring fair value measurements [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity method investments	4,519
Total fair value measurements	$ 4,519